Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class K
Account Value [Line Items]
Accumulated Value	$ 25,866	$ 20,261	$ 18,773	$ 21,878	$ 15,757	$ 15,373	$ 14,966	$ 12,551	$ 10,199	$ 10,000	$ 26,766
Dow Jones Islamic Market World Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Islamic Market World Index TR
Accumulated Value	$ 24,890	$ 20,192	$ 19,408	$ 21,282	$ 15,335	$ 12,993	$ 13,005	$ 11,340	$ 9,721	$ 10,000	$ 27,084